UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance	Shareholders' equity	Ordinary shares Common Class A Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class A	Ordinary shares Common Class B Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class B	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Statutory Reserve Cumulative Effect, Period of Adoption, Adjusted Balance	Statutory Reserve	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Class A	Common Class B	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Balance at beginning (in shares) at Sep. 30, 2023				13,760,000	13,760,000	2,000,000	2,000,000
Balance at beginning at Sep. 30, 2023	$ (61,443)	$ 4,382,376	$ 4,443,819	$ 3,440	$ 3,440	$ 500	$ 500	$ 4,821,992	$ 4,821,992	$ 35,448	$ 35,448	$ (61,443)	$ (226,252)	$ (164,809)	$ (252,752)	$ (252,752)				$ (61,443)	$ 4,382,376	$ 4,443,819
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net loss			(2,065,011)											(2,065,011)								(2,065,011)
Foreign currency translation adjustment			36,523													36,523						36,523
Balance at end (in shares) at Mar. 31, 2024					13,760,000		2,000,000
Balance at end at Mar. 31, 2024			2,353,888		$ 3,440		$ 500		4,821,992		35,448			(2,291,263)		(216,229)						2,353,888
Balance at beginning (in shares) at Sep. 30, 2024					13,760,000		2,000,000											13,760,000	2,000,000
Balance at beginning at Sep. 30, 2024			2,971,181		$ 3,440		$ 500		4,821,992		35,448			(1,704,065)		(186,134)	$ 91,074					3,062,255
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash proceeds from IPO			10,350,000		$ 518				10,349,482													10,350,000
Cash proceeds from IPO (in shares)					2,070,000
Offering cost deducted to capital			(1,885,650)						(1,885,650)													(1,885,650)
Non-controlling interest from acquisition																	147,907					147,907
Net loss			(4,884,369)											(4,884,369)			(71,274)					(4,955,643)
Foreign currency translation adjustment			(15,969)													(15,969)	(1)					$ (15,969)
Balance at end (in shares) at Mar. 31, 2025					15,830,000		2,000,000											15,830,000	2,000,000			10,000
Balance at end at Mar. 31, 2025			$ 6,535,193		$ 3,958		$ 500		$ 13,285,824		$ 35,448			$ (6,588,434)		$ (202,103)	$ 167,706					$ 6,702,899